Leases (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Leases [Abstract]
Borrowing rate	4.80%	4.80%
Operating lease expense	¥ 388,909	$ 54,630	¥ 418,189	¥ 420,571